Segmented Information - Summary of Net Assets for Company's Reporting Segments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Entity Wide Accounts Receivable by Major Customers by Reporting Segments [Line Items]
Segment Net Assets	$ 25,945	$ 25,468
Cash and cash equivalents	684	726
Deferred tax assets	300	238
Income taxes receivable	57
Accounts payable	6,094	6,283
Accrued salaries and wages	769	836
Other accrued liabilities	1,734	1,739
Segment Reconciling Items [Member] | Deduct Assets Not Included in Segment Net Assets [Member]
Schedule of Entity Wide Accounts Receivable by Major Customers by Reporting Segments [Line Items]
Cash and cash equivalents	(684)	(726)
Deferred tax assets	(300)	(238)
Long-term receivables from joint venture partners	(71)	(72)
Income taxes receivable	(57)
Accounts payable	(6,094)	(6,283)
Accrued salaries and wages	(769)	(836)
Other accrued liabilities	(1,734)	(1,739)
Liabilities held for sale	(408)
Operating Segments [Member]
Schedule of Entity Wide Accounts Receivable by Major Customers by Reporting Segments [Line Items]
Segment Net Assets	$ 15,828	$ 15,574